Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivatives and Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	Balance
	December 31,
(Thousands of dollars)	2013	Level 1	Level 2	Level 3

Assets:
Available-for-sale securities – short-term investments:
Money market funds	$88,430	$88,430	$-	$-
Corporate bonds	70,258	-	70,258	-
U.S. Government agency securities	27,147	-	27,147	-
Emerging markets debt mutual fund	16,941	16,941	-	-
Asset backed debt securities	8,477	-	8,477	-
Collateralized mortgage obligations	7,600	-	7,600	-
U.S. Treasury securities	5,223	-	5,223	-
Trading securities- short term investments:
High yield debt securities	50,428	-	50,428	-
Money market funds	11,033	11,033	-	-
Emerging markets trading debt mutual fund	2,858	2,858	-	-
Emerging markets trading debt securities	1,336	-	1,336	-
Other trading investments	918	-	918	-
Trading securities – other current assets:
Domestic equity securities	26,672	26,672	-	-
Foreign equity securities	9,570	7,317	2,253	-
Fixed income mutual funds	3,974	3,974	-	-
Money market funds	1,931	1,931	-	-
Other	3,203	1,628	1,575	-
Derivatives
Commodities (1)	2,331	2,331	-	-
Foreign currencies	2,763	-	2,763	-
Total Assets	$341,093	$163,115	$177,978	$-
Liabilities:
Derivatives:
Commodities (1)	$16,014	$15,422	$592	$-
Interest rate swaps	4,103	-	4,103	-
Foreign currencies	101	-	101	-
Total Liabilities	$20,218	$15,422	$4,796	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2013, the commodity derivatives had a margin account balance of $29,822,000 resulting in a net other current asset on the Consolidated Balance Sheets of $16,731,000 and an other accrued liability of $592,000.

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3

Assets:
Available-for-sale securities – short-term investments:
Money market funds	$126,537	$126,537	$-	$-
Corporate bonds	69,214	-	69,214	-
U.S. Government agency securities	23,775	-	23,775	-
Emerging markets debt mutual fund	18,734	18,734	-	-
U.S. Treasury securities	17,169	-	17,169	-
Collateralized mortgage obligations	15,162	-	15,162	-
Asset backed debt securities	12,238	-	12,238	-
Trading securities- short term investments:
High yield debt securities	23,406	-	23,406	-
Emerging markets trading debt mutual fund	3,237	3,237	-	-
Emerging markets trading debt securities	2,600	-	2,600	-
Other trading investments	1,307	822	485	-
Trading securities – other current assets:
Domestic equity securities	15,864	15,864	-	-
Fixed income mutual funds	7,153	7,153	-	-
Foreign equity securities	6,831	4,218	2,613	-
Money market funds	3,157	3,157	-	-
U.S. Government agency securities	2,117	-	2,117	-
U.S. Treasury securities	1,567	-	1,567	-
Other	299	187	112	-
Derivatives
Commodities (1)	6,916	6,699	217	-
Total Assets	$357,283	$186,608	$170,675	$-
Liabilities:
Derivatives:
Commodities (1)	$7,112	$7,112	$-	$-
Interest rate swaps	9,810	-	9,810	-
Foreign currencies	4,157	-	4,157	-
Total Liabilities	$21,079	$7,112	$13,967	$-

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2012, the commodity derivatives had a margin account balance of $14,063,000 resulting in a net other current asset on the Consolidated Balance Sheets of $13,867,000.

Schedule of amortized cost and estimated fair values of investments and long term debt

December 31,	2013		2012
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Short-term investments, available-for-sale	$ 224,314	$ 224,076	$ 279,556	$ 282,829
Short-term investments, trading debt securities	65,728	66,573	28,508	30,550
Long-term debt	92,177	94,578	145,963	149,333

Schedule of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income

		2013	2012
(Thousands of dollars)
Commodities	Cost of sales-products	$ (17,016)	$ (6,098)
Foreign currencies	Cost of sales-products	15,801	3,027
Foreign currencies	Foreign currency gains, net	6,532	(3,919)
Interest rate	Miscellaneous, net	3,535	(5,132)

Schedule of fair value of each type of derivative and its location in the Consolidated Balance Sheets

(Thousands of dollars)	Asset Derivatives			Liability Derivatives
		2013	2012		2013	2012
Commodities(1)	Other current assets	$2,331	$6,916	Other current assets	$16,014	$7,112
Foreign currencies	Other current assets	2,763	-	Other accrued liabilities	101	4,157
Interest rate	Other current assets	-	-	Other accrued liabilities	4,103	9,810

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2013 and 2012, the commodity derivatives had a margin account balance of $29,822,000 and $14,063,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $16,731,000 and $13,867,000, respectively, and an other accrued liability of $592,000 as of December 31, 2013.